Employee Benefits - Summary of Assumed Life Expectancy at Age 65 (Detail) - yr	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Principal pension plans [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.4	23.4	23.3
Principal pension plans [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.2	24.1	24.1
Principal pension plans [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.4	24.3	24.3
Principal pension plans [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.1	25.1	25.0
Principal post retirement benefit plans [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.4	23.4	23.3
Principal post retirement benefit plans [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.2	24.1	24.1
Principal post retirement benefit plans [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.4	24.3	24.3
Principal post retirement benefit plans [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.1	25.1	25.0
Other pension and post retirement benefit plans [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	21.5	22.1	22.1
Other pension and post retirement benefit plans [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.1	23.7	23.7
Other pension and post retirement benefit plans [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.2	22.7	22.7
Other pension and post retirement benefit plans [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.9	24.5	24.5